Prepaid Expenses and Other Current Assets (Details) - USD ($)			1 Months Ended	12 Months Ended
	Aug. 15, 2020	Jun. 30, 2020	Nov. 30, 2022	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2023	Aug. 31, 2020
Prepaid Expenses and Other Current Assets [Line Items]
Prepaid expenses				$ 1,162,048	$ 489,365
Total borrowing amount							$ 1,410,000
Other receivable						$ 513,701
Interest expenses	$ 28,250	$ 28,250
Interest rate		15.00%
Debt transfer amount			$ 213,596
Allowance for other receivables				$ 538,108	484,033
Guozhong Times [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Net income percentage				30.00%
Heqin [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Net income percentage				70.00%
Yuetianyun [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Repayment amount				$ 58,729	55,877
Allowance for other receivables				508,743	458,190
Patent [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Prepaid expenses				212,174	230,887
Prepaid Rent [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Prepaid expenses				21,645
Prepaid Service Fee [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Prepaid expenses				303,598
Other Prepayments [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Prepaid expenses				$ 24,631	58,671
Other prepayments					36,240
Prepayment of 5G Messaging Service Fee Recharge [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Prepaid expenses					9,633
Prepaid Professional Fee [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Prepaid expenses					2,225
Prepayment for Inventory Purchase [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Prepaid expenses					145,868
Prepaid Rent and Property Management Fee [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Prepaid expenses					$ 5,841